UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-6398

Fidelity New York Municipal Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2016

Item 1.

Reports to Stockholders

Fidelity® New York Municipal Money Market Fund Semi-Annual Report July 31, 2016

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 7/31/16	% of fund's investments 1/31/16	% of fund's investments 7/31/15
1 - 7	74.7	74.2	71.0
8 - 30	3.2	5.4	3.2
31 - 60	4.7	2.3	7.9
61 - 90	2.9	1.7	5.0
91 - 180	3.0	11.8	2.1
> 180	11.5	4.6	10.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of July 31, 2016
Variable Rate Demand Notes (VRDNs)	43.7%
Tender Option Bond	20.1%
Other Municipal Security	33.3%
Investment Companies	4.8%
Net Other Assets (Liabilities)*	(1.9)%

 * Net Other Assets (Liabilities) are not included in the pie chart.

As of January 31, 2016
Variable Rate Demand Notes (VRDNs)	54.4%
Tender Option Bond	16.4%
Other Municipal Security	27.2%
Investment Companies	0.5%
Net Other Assets (Liabilities)	1.5%

Current And Historical 7-Day Yields

	7/31/16	4/30/16	1/31/16	10/31/15	7/31/15
Fidelity® New York Municipal Money Market Fund	0.02%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending July 31, 2016, the most recent period shown in the table, would have been 0.03%.

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 43.7%
	Principal Amount	Value
Alabama - 0.2%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.7% 8/5/16, VRDN (a)(b)	$3,200,000	$3,200,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 0.51% 8/5/16, VRDN (a)	5,750,000	5,750,000
		8,950,000
Alaska - 0.3%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.53% 8/5/16, VRDN (a)	10,600,000	10,600,000
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.53% 8/5/16, VRDN (a)	1,900,000	1,900,000
Arkansas - 0.7%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 0.7% 8/5/16, VRDN (a)(b)	1,600,000	1,600,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.72% 8/5/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	24,500,000	24,500,000
		26,100,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.65% 8/5/16, VRDN (a)	1,000,000	1,000,000
Series 1994, 0.54% 8/1/16, VRDN (a)(b)	1,000,000	1,000,000
Series 1999 A, 0.53% 8/5/16, VRDN (a)	1,000,000	1,000,000
		3,000,000
Georgia - 0.7%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.55% 8/5/16, VRDN (a)	16,550,000	16,550,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2013, 0.55% 8/5/16, VRDN (a)	1,900,000	1,900,000
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.52% 8/5/16, LOC Freddie Mac, VRDN (a)(b)	6,855,000	6,855,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.56% 8/5/16, VRDN (a)	700,000	700,000
		26,005,000
Indiana - 0.1%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.6% 8/5/16, VRDN (a)(b)	2,700,000	2,700,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.65% 8/5/16, VRDN (a)	2,000,000	2,000,000
Series 2010 B1, 0.65% 8/5/16, VRDN (a)	600,000	600,000
		2,600,000
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.54% 8/5/16, VRDN (a)(b)	2,650,000	2,650,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.7% 8/5/16, VRDN (a)(b)	3,200,000	3,200,000
Nevada - 0.1%
Washoe County Gas Facilities Rev.:
Series 2016 C, 0.61% 8/5/16, VRDN (a)(b)	900,000	900,000
Series 2016 D, 0.6% 8/5/16, VRDN (a)(b)	1,100,000	1,100,000
Series 2016 E, 0.59% 8/5/16, VRDN (a)(b)	1,100,000	1,100,000
		3,100,000
New York - 39.8%
Albany Indl. Dev. Agcy. Ind. Dev. 0.94% 8/5/16, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	325,000	325,000
Amherst Dev. Corp. Student Hsg. Facility Rev. (South Lake Village Proj.) Series 2010 B, 0.5% 8/5/16, LOC HSBC Bank U.S.A., NA, VRDN (a)	4,660,000	4,660,000
Franklin County Civic Dev. Co. (Alice Hyde Med. Ctr. Proj.) Series 2013 A, 0.47% 8/5/16, LOC HSBC Bank U.S.A., NA, VRDN (a)	2,400,000	2,400,000
Nassau Health Care Corp. Rev.:
Series 2009 C2, 0.44% 8/5/16, LOC Wells Fargo Bank NA, VRDN (a)	515,000	515,000
Series 2009 D2, 0.44% 8/5/16, LOC JPMorgan Chase Bank, VRDN (a)	470,000	470,000
New York City Gen. Oblig. Series 2010 G4, 0.46% 8/5/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	4,500,000	4,500,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 0.48% 8/5/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,430,000	5,430,000
(Aldus Street Apts. Proj.) Series A, 0.48% 8/5/16, LOC Fannie Mae, VRDN (a)(b)	8,100,000	8,100,000
(Beacon Mews Dev. Proj.) Series 2006 A, 0.48% 8/5/16, LOC Citibank NA, VRDN (a)(b)	15,500,000	15,500,000
(La Casa del Sol Proj.) Series 2005 A, 0.46% 8/5/16, LOC Citibank NA, VRDN (a)(b)	4,450,000	4,450,000
(Manhattan Court Dev. Proj.) Series A, 0.49% 8/5/16, LOC Citibank NA, VRDN (a)(b)	1,000,000	1,000,000
(Related-Upper East Proj.) Series A, 0.48% 8/5/16, LOC Landesbank Baden-Wurttemberg, VRDN (a)(b)	47,000,000	47,000,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.46% 8/5/16, LOC Freddie Mac, VRDN (a)(b)	24,000,000	24,000,000
(State Renaissance Court Proj.) Series A, 0.48% 8/5/16, LOC Freddie Mac, VRDN (a)(b)	6,500,000	6,500,000
(Urban Horizons II Dev. Proj.) Series 2005 A, 0.46% 8/5/16, LOC Citibank NA, VRDN (a)(b)	5,365,000	5,365,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(90 Washington Street Proj.) Series 2005 A, 0.47% 8/5/16, LOC Fannie Mae, VRDN (a)	6,200,000	6,200,000
(Morris Avenue Apts. Proj.) Series A, 0.46% 8/5/16, LOC Fannie Mae, VRDN (a)(b)	13,600,000	13,600,000
(Westport Dev. Proj.) Series 2004 A, 0.46% 8/5/16, LOC Fannie Mae, VRDN (a)(b)	9,000,000	9,000,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Tiago Hldgs., LLC Proj.) Series 2007, 0.46% 8/5/16, LOC Lloyds Bank PLC, VRDN (a)(b)	40,000,000	40,000,000
New York City Indl. Dev. Agcy. Solid Waste Facility Rev. (U.S.A. Waste Svcs. Proj.) 0.49% 8/5/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	18,600,000	18,600,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 BB2, 0.44% 8/1/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	19,600,000	19,600,000
Series F2, 0.45% 8/5/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	7,000,000	7,000,000
New York City Transitional Fin. Auth. Rev.:
Series 2001 A, 0.45% 8/5/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,700,000	4,700,000
Series 2003 1A, 0.46% 8/5/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	17,540,000	17,540,000
Series 2003 A2, 0.44% 8/1/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	64,000,000	64,000,000
Series 2013 C5, 0.43% 8/5/16 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	3,920,000	3,920,000
Series C, 0.44% 8/1/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah), VRDN (a)	2,000,000	2,000,000
New York City Trust Cultural Resources Rev. (The New York Botanical Garden Proj.) Series 2009 A, 0.45% 8/5/16, LOC JPMorgan Chase Bank, VRDN (a)	38,340,000	38,340,000
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.47% 8/5/16, LOC HSBC Bank U.S.A., NA, VRDN (a)	15,275,000	15,275,000
(City Univ. Proj.) Series 2008 D, 0.43% 8/5/16, LOC TD Banknorth, NA, VRDN (a)	35,530,000	35,530,000
(College of New Rochelle Proj.) Series 2008, 0.5% 8/5/16, LOC RBS Citizens NA, VRDN (a)	11,965,000	11,965,000
(Northern Westchester Hosp. Assoc. Proj.) Series 2009, 0.43% 8/5/16, LOC TD Banknorth, NA, VRDN (a)	3,300,000	3,300,000
New York Hsg. Fin. Agcy. Rev.:
(125 West 31st Street Proj.) Series 2005 A, 0.48% 8/5/16, LOC Fannie Mae, VRDN (a)(b)	71,500,000	71,500,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.46% 8/5/16, LOC Fannie Mae, VRDN (a)(b)	87,005,000	87,005,000
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 0.42% 8/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	26,000,000	26,000,000
Series 2002 A, 0.42% 8/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	34,090,000	34,090,000
(455 West 37th Street Hsg. Proj.) Series A, 0.42% 8/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	17,500,000	17,500,000
(505 West 37th Street Proj.) Series 2008 A, 0.4% 8/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	78,010,000	78,010,000
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.46% 8/5/16, LOC Fannie Mae, VRDN (a)(b)	16,100,000	16,100,000
(600 West and 42nd St. Hsg. Proj.):
Series 2007 A:
0.43% 8/5/16, LOC Freddie Mac, VRDN (a)(b)	46,500,000	46,500,000
0.49% 8/5/16, LOC Fannie Mae, VRDN (a)(b)	182,235,000	182,235,000
Series 2008 A, 0.46% 8/5/16, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	5,090,000	5,090,000
(88 Leonard Street Proj.) Series 2005 A, 0.5% 8/5/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	10,900,000	10,900,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.49% 8/5/16, LOC Fannie Mae, VRDN (a)(b)	17,000,000	17,000,000
(Clinton Green North Hsg. Proj.) Series 2006 A, 0.48% 8/5/16, LOC Freddie Mac, VRDN (a)(b)	47,000,000	47,000,000
(Clinton Green South Hsg. Proj.) Series 2006 A, 0.48% 8/5/16, LOC Freddie Mac, VRDN (a)(b)	25,000,000	25,000,000
(East 39th Street Hsg. Proj.) Series 2000 A, 0.48% 8/5/16, LOC Fannie Mae, VRDN (a)(b)	10,000,000	10,000,000
(Helena Hsg. Proj.) Series 2003 A, 0.49% 8/5/16, LOC Fannie Mae, VRDN (a)(b)	33,000,000	33,000,000
(Saville Hsg. Proj.) Series 2002 A, 0.46% 8/5/16, LOC Freddie Mac, VRDN (a)(b)	22,000,000	22,000,000
(South Cove Plaza Proj.) Series A, 0.47% 8/5/16, LOC Freddie Mac, VRDN (a)(b)	4,000,000	4,000,000
(Talleyrand Crescent Hsg. Proj.) Series A, 0.47% 8/5/16, LOC Fannie Mae, VRDN (a)(b)	28,320,000	28,320,000
(Theatre Row Tower Hsg. Proj.) Series 2000 A, 0.48% 8/5/16, LOC Freddie Mac, VRDN (a)(b)	25,000,000	25,000,000
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.5% 8/5/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,550,000	4,550,000
(Union Square South Proj.) Series 1996 A, 0.46% 8/5/16, LOC Fannie Mae, VRDN (a)(b)	46,050,000	46,050,000
Series 2001 A, 0.48% 8/5/16, LOC Freddie Mac, VRDN (a)(b)	44,000,000	44,000,000
Series 2012 A, 0.45% 8/5/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	21,400,000	21,400,000
Series 2013 A1, 0.45% 8/5/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	13,500,000	13,500,000
Series 2013 A2, 0.46% 8/5/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	10,000,000	10,000,000
Series 2014 A2, 0.45% 8/5/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	15,300,000	15,300,000
Series 2015 A, 0.5% 8/5/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	23,300,000	23,300,000
New York Local Govt. Assistance Corp. Series 2008 B7V, 0.45% 8/5/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	20,785,000	20,785,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 D2, 0.45% 8/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,000,000	1,000,000
Series 2015 E, 0.48% 8/5/16, LOC Bank of The West San Francisco, VRDN (a)	10,500,000	10,500,000
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C2, 0.47% 8/5/16, LOC Mizuho Bank Ltd., VRDN (a)(b)	29,000,000	29,000,000
Series 2004 C3, 0.48% 8/5/16, LOC Mizuho Bank Ltd., VRDN (a)(b)	17,500,000	17,500,000
Series 2010 A, 0.48% 8/5/16, LOC Bank of Nova Scotia, VRDN (a)(b)	48,700,000	48,700,000
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 0.7% 8/5/16, LOC Citibank NA, VRDN (a)(b)	440,000	440,000
Westchester County Indl. Agcy. Rev. Series 2001, 0.61% 8/5/16, LOC RBS Citizens NA, VRDN (a)	4,765,000	4,765,000
		1,537,825,000
New York And New Jersey - 0.2%
Port Auth. of New York & New Jersey:
Series 1991 2, 0.52% 8/29/16, VRDN (a)(b)(c)	6,400,000	6,400,000
Series 1992 2, 0.49% 8/29/16, VRDN (a)(c)	500,000	500,000
Series 1997 1, 0.49% 8/29/16, VRDN (a)(c)	500,000	500,000
Series 1997 2, 0.49% 8/29/16, VRDN (a)(c)	1,000,000	1,000,000
		8,400,000
Texas - 1.0%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2008, 0.49% 8/5/16, LOC Bank of America NA, VRDN (a)(b)	10,000,000	10,000,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.57% 8/1/16, VRDN (a)	5,275,000	5,275,000
Series 2004, 0.72% 8/5/16, VRDN (a)(b)	2,200,000	2,200,000
Series 2009 A, 0.57% 8/1/16, VRDN (a)	2,315,000	2,315,000
Series 2009 C, 0.57% 8/1/16, VRDN (a)	1,800,000	1,800,000
Series 2010 B, 0.57% 8/1/16, VRDN (a)	7,500,000	7,500,000
Series 2010 D, 0.57% 8/1/16, VRDN (a)	11,000,000	11,000,000
		40,090,000
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.75% 8/5/16, VRDN (a)(b)	3,300,000	3,300,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.75% 8/5/16, VRDN (a)(b)	2,800,000	2,800,000
		6,100,000
Wyoming - 0.1%
Converse County Envir. Impt. Rev. Series 1995, 0.57% 8/5/16, VRDN (a)(b)	800,000	800,000
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.5% 8/5/16, VRDN (a)	1,800,000	1,800,000
		2,600,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,685,820,000)		1,685,820,000

Tender Option Bond - 20.1%
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.62% 8/5/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,700,000	1,700,000
New York - 17.7%
City of New York Gen. Oblig. Bonds Participating VRDN Series XM 03 53, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,750,000	3,750,000
Dutchess County Local Dev. Corp. Participating VRDN Series XF 23 43, 0.54% 8/5/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	13,110,000	13,110,000
New York City Gen. Oblig. Participating VRDN:
Series 15 XF0092, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	14,175,000	14,175,000
Series 15 ZF0197, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (d)	2,500,000	2,500,000
Series 15 ZF0201, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,435,000	3,435,000
Series 2015 ZF0206, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,700,000	2,700,000
Series BC 13 19U, 0.47% 8/5/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,275,000	5,275,000
Series MS 3324, 0.47% 8/5/16 (Liquidity Facility Sumitomo Mitsui Banking Corp.) (a)(d)	6,650,000	6,650,000
Series Putters 3118, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,180,000	5,180,000
Series ROC II R 14045, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(d)	11,350,000	11,350,000
New York City Muni. Wtr. Fin. Auth. Participating VRDN:
Series XM 02 86, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,875,000	1,875,000
Series ZF 23 15, 0.47% 8/5/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	9,610,000	9,610,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 15 XF0097, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,515,000	2,515,000
Series 15 XF0128, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,940,000	8,940,000
Series 15 XF0129, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	23,535,000	23,535,000
Series 16 XM0145, 0.47% 8/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	9,000,000	9,000,000
Series 16 ZF0420, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	14,675,000	14,675,000
Series 16 ZF0449, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,055,000	7,055,000
Series 16 ZM0161, 0.47% 8/5/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	8,265,000	8,265,000
Series 2015 ZF0207, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000,000	4,000,000
Series BC 13 16U, 0.47% 8/5/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,000,000	3,000,000
Series EGL 14 0043, 0.47% 8/5/16 (Liquidity Facility Citibank NA) (a)(d)	5,000,000	5,000,000
Series Floaters 3129, 0.47% 8/5/16 (Liquidity Facility Cr. Suisse AG) (a)(d)	17,850,000	17,850,000
Series MS 3274 X, 0.48% 8/5/16 (Liquidity Facility Bank of America NA) (a)(d)	7,980,000	7,980,000
Series MS 3362, 0.47% 8/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,000,000	5,000,000
Series MS 3373, 0.47% 8/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,980,000	5,980,000
Series Putters 15 XM0002, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	18,030,000	18,030,000
Series Putters 3497Z, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	13,025,000	13,025,000
Series Putters 4378, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,715,000	4,715,000
Series ROC II R 11916, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(d)	5,000,000	5,000,000
Series ROC II R 11931, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(d)	6,815,000	6,815,000
Series ROC II R 11966, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(d)	10,000,000	10,000,000
New York City Transitional Fin. Auth. Participating VRDN:
Series XF 23 18, 0.47% 8/5/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,800,000	5,800,000
Series XM 03 03, 0.47% 8/5/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,500,000	4,500,000
Series XM 03 51, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,240,000	3,240,000
Series XM 03 57, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000,000	5,000,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN Series 16 XM0195, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,335,000	3,335,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series 16 XF0396, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,000,000	2,000,000
Series 16 XF2215, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(d)	6,900,000	6,900,000
Series 2011 B, 0.47% 8/5/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,240,000	3,240,000
Series 2014 XM0029, 0.47% 8/5/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	8,670,000	8,670,000
Series 2015 ZF0185, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,250,000	6,250,000
Series MS 15 XM0104, 0.47% 8/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,500,000	3,500,000
Series MS 3358, 0.47% 8/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,165,000	5,165,000
Series MS 3399, 0.47% 8/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,115,000	2,115,000
Series Putters 3544, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,655,000	10,655,000
Series Putters 4043, 0.47% 8/1/16 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	8,340,000	8,340,000
Series ROC II R 11994, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(d)	8,880,000	8,880,000
Series ROC II R 14082, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(d)	6,380,000	6,380,000
Participating VRDN Series XG 01 02, 0.46% 8/5/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	8,500,000	8,500,000
Participating VRDN 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,850,000	3,850,000
New York City Trust Cultural Resources Rev. Participating VRDN Series ROC II R 11927, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(d)	8,400,000	8,400,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 15 XF1030, 0.5% 8/5/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	13,785,000	13,785,000
Series 16 ZF0423, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,120,000	1,120,000
Series MS 3275, 0.47% 8/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	10,000,000	10,000,000
Series Putters 3518, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	12,685,000	12,685,000
Series ROC II R 11984, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(d)	5,000,000	5,000,000
0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,365,000	6,365,000
New York Dorm. Auth. Revs.:
Bonds Series WF 113C, 0.64%, tender 9/1/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	11,000,000	11,000,000
Participating VRDN:
ROC II R 11944, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(d)	12,400,000	12,400,000
Series 16 XM 02 54, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000,000	5,000,000
Series 16 ZF0421, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,575,000	7,575,000
Series Putters 1955, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,040,000	11,040,000
Series Putters 3803, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,000,000	6,000,000
Series ROC II R 11955, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(d)	9,000,000	9,000,000
Series ROC II R 11975, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(d)	7,590,000	7,590,000
Series XF 0291, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	15,000,000	15,000,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series 16 XL0002, 0.47% 8/5/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,100,000	4,099,989
Series 16 XM0215, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,450,000	4,450,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series 15 XF0086, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,005,000	2,005,000
New York Liberty Dev. Corp. Participating VRDN 0.49% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	30,000,000	30,000,000
New York Sales Tax Asset Receivables Corp. Participating VRDN:
Series 15 XF0133, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,145,000	4,145,000
Series 16 ZM0174, 0.47% 8/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	4,045,000	4,045,000
New York State Envir. Facilities Corp. Participating VRDN Series XF 23 44, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(d)	4,000,000	4,000,000
New York State Gen. Oblig. Participating VRDN Series ROC II R 11936, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(d)	16,800,000	16,800,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(d)	8,080,000	8,080,000
New York Trans. Dev. Corp. Participating VRDN Series 16 XX 1020, 0.59% 8/5/16 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	12,000,000	12,000,000
Port Auth. of New York & New Jersey Participating VRDN Series 16 XG 0004, 0.49% 8/5/16 (Liquidity Facility Bank of America NA) (a)(d)	4,300,000	4,300,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series 16 XF0405, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,000,000	2,000,000
Series 16 XL0003, 0.47% 8/5/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,000,000	5,000,000
Series RBC 16 ZM 0138, 0.47% 8/5/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,500,000	2,500,000
Series RBC 16 ZM 0139, 0.47% 8/5/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	3,500,000	3,500,000
Series ROC II R11934, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(d)	9,450,000	9,450,000
Series XF 0289, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	36,735,000	36,735,000
Triborough Bridge and Tunnel Auth. Participating VRDN:
Series XM 03 40, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,800,000	5,800,000
Series XM 03 41, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,000,000	3,000,000
Util. Debt Securitization Auth. Participating VRDN:
Series 2015 ZF0195, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,700,000	6,700,000
Series XF 04 90, 0.48% 8/5/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	5,550,000	5,550,000
		682,429,989
New York And New Jersey - 2.3%
Port Auth. of New York & New Jersey Participating VRDN:
Series 16 XF 0331, 0.51% 8/5/16 (Liquidity Facility Bank of America NA) (a)(b)(d)	7,130,000	7,130,000
Series 16 XF2211, 0.47% 8/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,150,000	3,150,000
Series 16 XM0211, 0.52% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	3,165,000	3,165,000
Series 16 ZF0326, 0.52% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	5,415,000	5,415,000
Series 16 ZF0367, 0.52% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	985,000	985,000
Series 16 ZM0160, 0.47% 8/5/16 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	7,700,000	7,700,000
Series Floaters 14 0001, 0.52% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	1,710,000	1,710,000
Series MS 15 ZM0099, 0.47% 8/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	1,100,000	1,100,000
Series MS 3249, 0.47% 8/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,500,000	3,500,000
Series Putters 14 0002, 0.52% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	8,885,000	8,885,000
Series Putters 14 0010, 0.52% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	6,665,000	6,665,000
Series Putters 15 XM013, 0.52% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	6,500,000	6,500,000
Series ROC 14086, 0.48% 8/5/16 (Liquidity Facility Citibank NA) (a)(b)(d)	4,100,000	4,100,000
Series ROC II R 11715, 0.48% 8/5/16 (Liquidity Facility Citibank NA) (a)(b)(d)	11,250,000	11,250,000
Series ROC II R 14077, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(d)	2,585,000	2,585,000
Series TD 0013, 0.49% 8/5/16 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)	5,120,000	5,120,000
Series XG 00 37, 0.47% 8/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)	9,600,000	9,600,000
		88,560,000
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.52% 8/5/16 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	3,300,000	3,300,000
TOTAL TENDER OPTION BOND
(Cost $775,989,989)		775,989,989

Other Municipal Security - 33.3%
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.55%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada) (a)	16,200,000	16,200,000
Series 2010 A2, 0.54%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada) (a)	700,000	700,000
		16,900,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 0.85% tender 9/8/16, CP mode	1,700,000	1,700,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
Series 1992:
0.85% tender 8/16/16, CP mode	400,000	400,000
0.85% tender 8/18/16, CP mode	5,100,000	5,100,000
0.85% tender 8/22/16, CP mode	900,000	900,000
Series 93B, 0.85% tender 8/19/16, CP mode	3,900,000	3,900,000
		10,300,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 A:
0.9% tender 8/16/16, CP mode (b)	5,600,000	5,600,000
0.9% tender 8/22/16, CP mode (b)	1,000,000	1,000,000
Series 90B, 0.9% tender 9/7/16, CP mode	2,800,000	2,800,000
Series A1:
0.9% tender 8/10/16, CP mode (b)	400,000	400,000
0.95% tender 9/6/16, CP mode (b)	4,900,000	4,900,000
		14,700,000
New York - 28.4%
Amherst Gen. Oblig. BAN Series 2015, 2% 11/10/16	17,300,000	17,371,706
Ballston Spa Central School District BAN Series 2015 A, 2% 9/23/16	2,681,000	2,687,516
Beacon BAN Series 2016 A, 2% 5/26/17	5,079,910	5,130,923
Bedford Central School District BAN Series 2016, 2% 7/14/17	27,255,434	27,581,917
Buffalo Gen. Impt. Bonds Series 2016 A, 2% 4/1/17	1,760,000	1,775,019
Burnt Hills Ballston Lake NY BAN Series 2016, 2% 6/23/17	21,800,000	22,027,807
Clarence Central School District BAN Series 2016, 2% 7/13/17	12,260,000	12,405,322
Clarkstown Central School District TAN Series 2016, 1% 10/20/16	8,600,000	8,609,451
East Greenbush Central School District BAN 2% 2/10/17	10,900,000	10,982,304
Grand Island Central School District BAN Series 2015, 2% 12/2/16	37,135,000	37,309,672
Hampton Bays Union Free School District:
BAN Series 2016, 2% 6/22/17	11,611,250	11,732,235
TAN Series 2016, 2% 6/20/17	8,000,000	8,081,381
Islip Gen. Oblig. BAN Series 2015, 1.5% 10/21/16	6,900,000	6,914,118
Kenmore-Tonawanda Union Free School District BAN Series 2016, 2% 6/15/17	20,800,000	21,006,172
Kingston NY City School District BAN Series 2016 A, 2% 6/15/17	10,800,000	10,911,030
Lancaster Central School District BAN Series 2016 A, 2% 6/15/17	16,000,000	16,164,489
Liverpool Central School District Gen. Oblig. BAN:
Series 2016 A, 2% 6/29/17	4,200,000	4,242,405
2% 9/30/16	3,020,150	3,027,239
Middle Country Century School District BAN Series 2015, 1.5% 8/26/16	10,300,000	10,306,555
Middletown City School District BAN Series 2016 A, 2% 6/22/17	12,100,000	12,234,613
Mount Sinai Union Free School District TAN Series 2016, 1.5% 6/29/17 (f)	6,700,000	6,745,560
New Rochelle BAN Series 2016 A, 2% 3/3/17	9,944,651	10,026,920
New York City Gen. Oblig. Bonds:
Series 2008 A1, 5% 8/15/16	1,000,000	1,001,716
Series 2010 E, 5% 8/1/16	2,825,000	2,825,000
Series 2010 G3, 5% 3/1/17	2,000,000	2,051,184
Series 2011 G, 5% 8/1/16	6,765,000	6,765,000
Series 2011 I1, 5% 8/1/16	26,725,000	26,725,000
Series 2011, 5% 3/1/17	4,000,000	4,102,645
Series 2012 F, 5% 8/1/16	13,100,000	13,100,000
Series 2013 1, 4% 8/1/16	3,050,000	3,050,000
Series 2013 E, 5% 8/1/16	1,350,000	1,350,000
Series 2014 D, 5% 8/1/16	1,000,000	1,000,000
Series 2014 E, 5% 8/1/16	1,000,000	1,000,000
Series 2014 J, 3% 8/1/16	450,000	450,000
Series 2014, 4% 8/1/16	6,000,000	6,000,000
Series 2015 C, 2% 8/1/16	8,700,000	8,700,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 1:
0.48% 8/3/16, CP	34,600,000	34,600,000
0.48% 8/4/16, CP	46,200,000	46,200,000
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2003 B, 5% 2/1/17	1,105,000	1,129,455
Series 2007 B, 5% 11/1/16	1,620,000	1,638,414
Series 2012 E, 5% 2/1/17 (Escrowed to Maturity)	1,830,000	1,869,845
Series 2013 B:
5% 8/1/16	1,355,000	1,355,000
5% 11/1/16	5,665,000	5,728,803
Series 2015, 3% 11/1/16	3,475,000	3,496,888
New York City Trust For Cultural Bonds:
Series 2014 B1, 0.52%, tender 8/29/16 (a)	42,000,000	42,000,000
Series 2014 B2, 0.52%, tender 12/9/16 (a)	13,100,000	13,100,000
New York Dorm. Auth. Personal Income Tax Rev. Bonds:
(Ed. Proj.) Series 2007 A, 5% 3/15/17 (Pre-Refunded to 3/15/17 @ 100)	1,430,000	1,469,155
Series 2006 D, 5% 9/15/16 (Pre-Refunded to 9/15/16 @ 100)	9,015,000	9,064,279
5% 9/15/16 (Pre-Refunded to 9/15/16 @ 100)	6,150,000	6,184,218
5% 12/15/16 (Pre-Refunded to 12/15/16 @ 100)	1,260,000	1,280,755
New York Dorm. Auth. Revs.:
0.46% 9/1/16, CP	17,200,000	17,200,000
0.47% 9/15/16, CP	14,390,000	14,390,000
0.47% 9/20/16, CP	4,300,000	4,300,000
New York Dorm. Auth. Sales Tax Rev. Bonds Series 2015 A, 5% 3/15/17	5,400,000	5,548,310
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2012, 5% 11/1/16	8,495,000	8,589,862
New York Pwr. Auth.:
Series 1:
0.45% 8/17/16, CP	36,400,000	36,400,000
0.45% 8/18/16, CP	28,237,000	28,237,000
0.47% 8/18/16, CP	8,600,000	8,600,000
0.55% 11/15/16, CP	17,080,000	17,080,000
Series 2:
0.44% 8/4/16, CP	13,293,000	13,293,000
0.47% 8/9/16, CP	3,300,000	3,300,000
0.48% 8/4/16, CP	45,900,000	45,900,000
0.49% 9/8/16, CP	4,200,000	4,200,000
0.54% 4/3/17, CP	4,300,000	4,300,000
New York Urban Dev. Corp. Rev. Bonds:
Series 2009 C, 5% 12/15/16	3,500,000	3,557,913
Series 2010 A:
5% 1/1/17	8,700,000	8,859,587
5% 3/15/17	1,910,000	1,962,112
North Hempstead Gen. Oblig. BAN:
Series 2015 C, 2% 9/30/16	11,478,984	11,509,534
Series 2015 D, 2% 9/30/16	11,700,000	11,730,369
2.25% 4/4/17	14,717,199	14,856,844
Nyack NY Union Free School District BAN Series 2016, 2% 6/23/17	13,900,000	14,045,253
Orchard Park Cent School District BAN Series 2016, 2.25% 4/7/17	14,800,000	14,938,119
Pittsford Central School District BAN 2% 2/10/17	13,740,000	13,842,222
Port Chester BAN Series 2016 A, 2% 2/23/17	5,712,000	5,759,967
Port Washington Union Free School District:
BAN Series 2016, 2% 8/9/17 (f)	10,600,000	10,732,500
TAN Series 2016, 1.5% 6/22/17 (f)	13,600,000	13,695,200
Riverhead Central School District BAN 2% 9/16/16	2,280,000	2,284,623
Rochester Gen. Oblig.:
BAN:
Series 2016 II, 2% 8/4/17 (f)	20,200,000	20,464,822
Series 2016 III, 1.25% 3/1/17 (f)	13,600,000	13,649,368
2% 3/14/17	26,300,000	26,516,478
Bonds Series 2015 I, 4% 8/1/16	5,870,000	5,870,000
Rotterdam-Mohonasen Central School District BAN Series 2016, 2% 3/17/17	30,424,795	30,667,608
Tobacco Settlement Fing. Corp. Bonds Series 2011, 5% 6/1/17	1,325,000	1,373,464
Tonawanda Town BAN 2% 9/1/16	8,225,000	8,235,884
Triborough Bridge & Tunnel Auth. Revs. Bonds Series 2012 B, 4% 11/15/16	6,550,000	6,617,465
Ulster County Gen. Oblig. BAN Series 2015 A, 2% 11/11/16	1,145,000	1,149,310
Victor Central School District BAN Series 2015 B, 2% 9/23/16	1,663,231	1,666,604
Webster Central School District BAN Series 2016, 2% 6/30/17	8,315,105	8,400,828
West Babylon Union Free School District BAN 2% 8/5/16	3,400,000	3,400,536
West Genesee Cent School District BAN Series 2016 B, 1% 10/24/16	19,900,000	19,922,229
West Islip Union Free School District:
BAN Series 2016, 2% 7/26/17	5,100,000	5,156,683
TAN Series 2016, 2% 6/23/17	21,400,000	21,634,928
West Seneca BAN Series 2016, 2% 7/27/17	27,369,125	27,723,019
White Plains NY City School District BAN Series 2016 A, 1.5% 9/15/16	35,802,355	35,846,225
Whitesboro Central School District BAN Series 2016, 2% 6/30/17	5,900,000	5,957,057
		1,097,876,634
New York And New Jersey - 3.6%
Port Auth. of New York & New Jersey:
Bonds:
Series 178, 5% 12/1/16 (b)	4,645,000	4,713,235
Series 2016, 2% 10/1/16 (b)	6,290,000	6,305,375
5% 9/1/16 (b)	3,400,000	3,412,828
Series A:
0.47% 8/11/16, CP (b)	6,900,000	6,900,000
0.48% 8/3/16, CP (b)	15,800,000	15,800,000
0.48% 9/6/16, CP (b)	2,345,000	2,345,000
0.49% 10/13/16, CP (b)	16,430,000	16,430,000
0.49% 10/20/16, CP (b)	11,735,000	11,735,000
0.5% 8/18/16, CP (b)	2,910,000	2,910,000
0.5% 9/14/16, CP (b)	16,000,000	16,000,000
0.5% 9/19/16, CP (b)	16,250,000	16,250,000
0.52% 10/5/16, CP (b)	4,120,000	4,120,000
0.53% 10/20/16, CP (b)	2,100,000	2,100,000
Series B:
0.47% 9/15/16, CP	5,100,000	5,100,000
0.47% 9/20/16, CP	8,465,000	8,465,000
0.47% 10/12/16, CP	10,755,000	10,755,000
0.48% 9/13/16, CP	3,887,500	3,887,500
0.48% 10/6/16, CP	1,732,500	1,732,500
		138,961,438
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 0.93% tender 9/6/16, CP mode (b)	2,900,000	2,900,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 0.9% tender 8/22/16, CP mode (b)	2,400,000	2,400,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $1,285,738,072)		1,285,738,072
	Shares	Value

Investment Company - 4.8%
Fidelity Municipal Cash Central Fund, 0.43% (g)(h)
(Cost $185,821,000)	185,821,000	185,821,000
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $3,933,369,061)		3,933,369,061
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(72,785,409)
NET ASSETS - 100%		$3,860,583,652

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

RAN – REVENUE ANTICIPATION NOTE

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,400,000 or 0.5% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,100,000 or 0.0% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
New York Dorm. Auth. Revs. Bonds Series WF 113C, 0.64%, tender 9/1/16 (Liquidity Facility Wells Fargo Bank NA)	12/3/15	$11,000,000
Port Auth. of New York & New Jersey Series 1991 2, 0.52% 8/29/16, VRDN	12/3/03	$6,400,000
Port Auth. of New York & New Jersey Series 1992 2, 0.49% 8/29/16, VRDN	8/13/15	$500,000
Port Auth. of New York & New Jersey Series 1997 1, 0.49% 8/29/16, VRDN	6/4/14	$500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.49% 8/29/16, VRDN	7/8/13	$1,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$142,395
Total	$142,395

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,747,548,061)	$3,747,548,061
Fidelity Central Funds (cost $185,821,000)	185,821,000
Total Investments (cost $3,933,369,061)		$3,933,369,061
Cash		538,593
Receivable for investments sold		3,000,000
Receivable for fund shares sold		7,636,267
Interest receivable		7,672,210
Distributions receivable from Fidelity Central Funds		60,702
Other receivables		2,810
Total assets		3,952,279,643
Liabilities
Payable for investments purchased
Regular delivery	$10,990,000
Delayed delivery	65,287,450
Payable for fund shares redeemed	13,820,960
Distributions payable	2,341
Accrued management fee	1,202,232
Other affiliated payables	360,662
Other payables and accrued expenses	32,346
Total liabilities		91,695,991
Net Assets		$3,860,583,652
Net Assets consist of:
Paid in capital		$3,860,249,003
Undistributed net investment income		1,019
Accumulated undistributed net realized gain (loss) on investments		333,630
Net Assets, for 3,855,624,036 shares outstanding		$3,860,583,652
Net Asset Value, offering price and redemption price per share ($3,860,583,652 ÷ 3,855,624,036 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2016 (Unaudited)
Investment Income
Interest		$7,522,513
Income from Fidelity Central Funds		142,395
Total income		7,664,908
Expenses
Management fee	$8,346,169
Transfer agent fees	2,620,653
Accounting fees and expenses	199,920
Custodian fees and expenses	18,693
Independent trustees' fees and expenses	11,250
Registration fees	30,159
Audit	23,768
Legal	11,302
Miscellaneous	77,030
Total expenses before reductions	11,338,944
Expense reductions	(3,920,064)	7,418,880
Net investment income (loss)		246,028
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	348,298
Total net realized gain (loss)		348,298
Net increase in net assets resulting from operations		$594,326

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2016 (Unaudited)	Year ended January 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$246,028	$532,646
Net realized gain (loss)	348,298	371,232
Net increase in net assets resulting from operations	594,326	903,878
Distributions to shareholders from net investment income	(243,370)	(533,892)
Distributions to shareholders from net realized gain	(49,796)	(159,501)
Total distributions	(293,166)	(693,393)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	3,098,350,844	12,407,460,200
Reinvestment of distributions	276,137	653,269
Cost of shares redeemed	(4,549,535,346)	(12,622,883,423)
Net increase (decrease) in net assets and shares resulting from share transactions	(1,450,908,365)	(214,769,954)
Total increase (decrease) in net assets	(1,450,607,205)	(214,559,469)
Net Assets
Beginning of period	5,311,190,857	5,525,750,326
End of period	$3,860,583,652	$5,311,190,857
Other Information
Undistributed net investment income end of period	$1,019	$–
Distributions in excess of net investment income end of period	$–	$(1,639)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New York Municipal Money Market Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–A	–A	–	–	–A	–
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%F	.50%	.49%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.32%F	.07%	.08%	.12%	.20%	.21%
Expenses net of all reductions	.32%F	.07%	.08%	.12%	.20%	.21%
Net investment income (loss)	.01%F	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$3,860,584	$5,311,191	$5,525,750	$5,648,298	$5,548,564	$5,146,244

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2016

1. Organization.

Fidelity New York Municipal Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Effective January 1, 2016 shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of New York.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax cost	$3,933,369,061

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .11% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $3,899,899.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9,236.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $10,929.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2016 to July 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During Period-B February 1, 2016 to July 31, 2016
Actual	.32%	$1,000.00	$1,000.10	$1.59
Hypothetical-C		$1,000.00	$1,023.27	$1.61

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on February 12, 2016. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	2,021,662,877.81	93.615
Withheld	137,888,102.24	6.385
TOTAL	2,159,550,980.05	100.000
John Engler
Affirmative	2,027,934,398.73	93.906
Withheld	131,616,581.32	6.094
TOTAL	2,159,550,980.05	100.000
Albert R. Gamper, Jr.
Affirmative	2,024,295,603.85	93.737
Withheld	135,255,376.20	6.263
TOTAL	2,159,550,980.05	100.000
Robert F. Gartland
Affirmative	2,028,178,878.33	93.917
Withheld	131,372,101.72	6.083
TOTAL	2,159,550,980.05	100.000
Abigail P. Johnson
Affirmative	2,025,187,275.80	93.779
Withheld	134,363,704.25	6.221
TOTAL	2,159,550,980.05	100.000
Arthur E. Johnson
Affirmative	2,023,884,564.15	93.718
Withheld	135,666,415.90	6.282
TOTAL	2,159,550,980.05	100.000
Michael E. Kenneally
Affirmative	2,022,752,237.61	93.666
Withheld	136,798,742.44	6.334
TOTAL	2,159,550,980.05	100.000
James H. Keyes
Affirmative	2,022,607,431.34	93.659
Withheld	136,943,548.71	6.341
TOTAL	2,159,550,980.05	100.000
Marie L. Knowles
Affirmative	2,025,200,563.18	93.779
Withheld	134,350,416.87	6.221
TOTAL	2,159,550,980.05	100.000
Geoffrey A. von Kuhn
Affirmative	2,024,269,840.48	93.736
Withheld	135,281,139.57	6.264
TOTAL	2,159,550,980.05	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

NFS-SANN-0916
1.853336.109

Fidelity® New York AMT Tax-Free Money Market Fund Fidelity® New York AMT Tax-Free Money Market Fund Institutional Class Service Class Semi-Annual Report July 31, 2016

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Institutional and Service Class, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 7/31/16	% of fund's investments 1/31/16	% of fund's investments 7/31/15
1 - 7	79.1	72.4	73.0
8 - 30	3.1	5.6	2.8
31 - 60	3.1	2.3	7.5
61 - 90	1.7	1.9	4.5
91 - 180	2.2	12.7	2.2
> 180	10.8	5.1	10.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of July 31, 2016
Variable Rate Demand Notes (VRDNs)	52.7%
Tender Option Bond	18.1%
Other Municipal Security	26.0%
Investment Companies	5.0%
Net Other Assets (Liabilities)*	(1.8)%

 * Net Other Assets (Liabilities) are not included in the pie chart.

As of January 31, 2016
Variable Rate Demand Notes (VRDNs)	53.9%
Tender Option Bond	15.4%
Other Municipal Security	29.2%
Investment Companies	1.5%

Current And Historical 7-Day Yields

	7/31/16	4/30/16	1/31/16	10/31/15	7/31/15
New York AMT Tax-Free Money Market Fund	0.19%	0.09%	0.01%	0.01%	0.01%
Institutional Class	0.28%	0.20%	0.01%	0.01%	0.01%
Service Class	0.03%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending July 31, 2016, the most recent period shown in the table, would have been .19% for the New York AMT Tax-Free Money Market Fund, .24% for the Institutional Class and .00% for Service Class.

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 52.7%
	Principal Amount	Value
Alabama - 0.2%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 0.51% 8/5/16, VRDN (a)	$1,000,000	$1,000,000
Alaska - 0.2%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.53% 8/5/16, VRDN (a)	1,600,000	1,600,000
Arizona - 0.6%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.53% 8/5/16, VRDN (a)	3,950,000	3,950,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 0.65% 8/5/16, VRDN (a)	200,000	200,000
Georgia - 0.7%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.55% 8/5/16, VRDN (a)	1,100,000	1,100,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2013, 0.55% 8/5/16, VRDN (a)	2,200,000	2,200,000
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 0.46% 8/1/16, VRDN (a)	1,000,000	1,000,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.56% 8/5/16, VRDN (a)	600,000	600,000
		4,900,000
Louisiana - 0.6%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.65% 8/5/16, VRDN (a)	2,100,000	2,100,000
Series 2010 B1, 0.65% 8/5/16, VRDN (a)	2,100,000	2,100,000
		4,200,000
New York - 47.9%
Albany Indl. Dev. Agcy. Civic Facility Rev. (Albany Med. Ctr. Proj.) Series 2007 C, 0.55% 8/5/16, LOC Bank of America NA, VRDN (a)	1,405,000	1,405,000
Amherst Dev. Corp. Student Hsg. Facility Rev. (South Lake Village Proj.) Series 2010 B, 0.5% 8/5/16, LOC HSBC Bank U.S.A., NA, VRDN (a)	700,000	700,000
Franklin County Civic Dev. Co. (Alice Hyde Med. Ctr. Proj.) Series 2013 A, 0.47% 8/5/16, LOC HSBC Bank U.S.A., NA, VRDN (a)	3,250,000	3,250,000
Nassau Health Care Corp. Rev. Series 2009 C2, 0.44% 8/5/16, LOC Wells Fargo Bank NA, VRDN (a)	300,000	300,000
New York City Gen. Oblig.:
Series 2006 E4, 0.44% 8/5/16, LOC Bank of America NA, VRDN (a)	1,650,000	1,650,000
Series 2008, 0.44% 8/1/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	3,200,000	3,200,000
Series 2010 G4, 0.46% 8/5/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	7,000,000	7,000,000
Series 2011 A4, 0.46% 8/5/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	2,400,000	2,400,000
Series 2012 G6, 0.4% 8/1/16 (Liquidity Facility Mizuho Bank Ltd.), VRDN (a)	1,695,000	1,695,000
Series J8, 0.46% 8/5/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	1,900,000	1,900,000
New York City Health & Hosp. Corp. Rev.:
Series 2008 D, 0.46% 8/5/16, LOC JPMorgan Chase Bank, VRDN (a)	10,000,000	10,000,000
Series 2008 E, 0.43% 8/5/16, LOC JPMorgan Chase Bank, VRDN (a)	2,800,000	2,800,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (The Crest Proj.) Series 2005 A, 0.45% 8/5/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	12,100,000	12,100,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Bruckner by the Bridge Proj.) Series 2008 A, 0.47% 8/5/16, LOC Freddie Mac, VRDN (a)	2,000,000	2,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series 2009 A:
0.44% 8/5/16, LOC Freddie Mac, VRDN (a)	8,500,000	8,500,000
0.46% 8/5/16, LOC Freddie Mac, VRDN (a)	9,750,000	9,750,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Casa Proj.) Series 2000, 0.45% 8/5/16, LOC JPMorgan Chase Bank, VRDN (a)	1,300,000	1,300,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2008 B4, 0.44% 8/5/16 (Liquidity Facility Royal Bank of Canada), VRDN (a)	5,000,000	5,000,000
Series 2009 BB2, 0.44% 8/1/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	8,130,000	8,130,000
Series 2015 BB3, 0.46% 8/5/16 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	3,500,000	3,500,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 1A, 0.46% 8/5/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	6,900,000	6,900,000
Series 2003 A2, 0.44% 8/1/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	4,900,000	4,900,000
Series 2003 A3, 0.46% 8/5/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	2,500,000	2,500,000
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.47% 8/5/16, LOC HSBC Bank U.S.A., NA, VRDN (a)	3,245,000	3,245,000
(City Univ. Proj.) Series 2008 D, 0.43% 8/5/16, LOC TD Banknorth, NA, VRDN (a)	3,000,000	3,000,000
(College of New Rochelle Proj.) Series 2008, 0.5% 8/5/16, LOC RBS Citizens NA, VRDN (a)	5,615,000	5,615,000
(Culinary Institute of America Proj.) Series 2004 D, 0.44% 8/5/16, LOC TD Banknorth, NA, VRDN (a)	8,800,000	8,800,000
(The Culinary Institute of America Proj.):
Series 2004 C, 0.44% 8/5/16, LOC TD Banknorth, NA, VRDN (a)	9,825,000	9,825,000
Series 2006, 0.44% 8/5/16, LOC TD Banknorth, NA, VRDN (a)	8,750,000	8,750,000
(Univ. of Rochester Proj.) Series 2003 C, 0.47% 8/5/16, LOC JPMorgan Chase Bank, VRDN (a)	9,565,000	9,565,000
Series 2004 B, 0.44% 8/5/16 (Liquidity Facility Bank of New York, New York), VRDN (a)	4,100,000	4,100,000
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.46% 8/5/16, LOC Fannie Mae, VRDN (a)	10,000,000	9,999,990
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.47% 8/5/16, LOC Bank of America NA, VRDN (a)	5,000,000	5,000,000
(505 West 37th Street Proj.):
Series 2009 A, 0.39% 8/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,000,000	1,000,000
Series 2009 B, 0.39% 8/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,300,000	3,300,000
(80 DeKalb Ave. Hsg. Proj.) Series 2009 B, 0.45% 8/5/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	14,850,000	14,850,000
(88 Leonard Street Proj.) Series 2005 A, 0.5% 8/5/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,600,000	1,600,000
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.5% 8/5/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,875,000	2,875,000
Series 2008 A, 0.4% 8/5/16, LOC Freddie Mac, VRDN (a)	5,600,000	5,600,000
Series 2010 A:
0.4% 8/5/16, LOC Freddie Mac, VRDN (a)	1,600,000	1,600,000
0.47% 8/5/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,500,000	4,500,000
Series 2012 A, 0.45% 8/5/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,500,000	3,500,000
Series 2013 A:
0.45% 8/5/16, LOC Wells Fargo Bank NA, VRDN (a)	15,000,000	15,000,000
0.46% 8/5/16, LOC Wells Fargo Bank NA, VRDN (a)	2,200,000	2,200,000
Series 2013 A1, 0.45% 8/5/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,900,000	1,900,000
Series 2013 A2:
0.45% 8/5/16, LOC Bank of America NA, VRDN (a)	1,700,000	1,700,000
0.46% 8/5/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	7,000,000	7,000,000
Series 2014 A:
0.41% 8/1/16, LOC PNC Bank NA, VRDN (a)	4,200,000	4,200,000
0.45% 8/5/16, LOC Wells Fargo Bank NA, VRDN (a)	2,000,000	2,000,000
0.45% 8/5/16, LOC Wells Fargo Bank NA, VRDN (a)	7,000,000	7,000,000
0.46% 8/5/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,950,000	1,950,000
0.48% 8/5/16, LOC Wells Fargo Bank NA, VRDN (a)	9,300,000	9,300,000
Series 2014 A2, 0.45% 8/5/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,500,000	2,500,000
Series 2015 A, 0.5% 8/5/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	15,200,000	15,200,000
Series 2015 A1, 0.4% 8/5/16, LOC Bank of New York, New York, VRDN (a)	8,900,000	8,900,000
New York Local Govt. Assistance Corp. Series 2008 B7V, 0.45% 8/5/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,000,000	1,000,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 D2, 0.45% 8/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,800,000	3,800,000
Series 2015 E, 0.48% 8/5/16, LOC Bank of The West San Francisco, VRDN (a)	900,000	900,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2005 A3, 0.45% 8/5/16, LOC Mizuho Bank Ltd., VRDN (a)	1,800,000	1,800,000
New York Urban Dev. Corp. Rev. Series 2008 A1, 0.44% 8/5/16, LOC Wells Fargo Bank NA, VRDN (a)	15,000,000	15,000,000
Triborough Bridge & Tunnel Auth. Revs.:
Series 2001 C, 0.45% 8/5/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	6,945,000	6,945,000
Series 2005 A, 0.42% 8/5/16, LOC TD Banknorth, NA, VRDN (a)	5,935,000	5,935,000
Series 2005 B3, 0.45% 8/5/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	6,800,000	6,800,000
Westchester County Indl. Agcy. Rev. Series 2001, 0.61% 8/5/16, LOC RBS Citizens NA, VRDN (a)	955,000	955,000
		329,589,990
New York And New Jersey - 0.9%
Port Auth. of New York & New Jersey:
Series 1997 1, 0.49% 8/29/16, VRDN (a)(b)	2,500,000	2,500,000
Series 1997 2, 0.49% 8/29/16, VRDN (a)(b)	3,800,000	3,800,000
		6,300,000
Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2007, 0.66% 8/5/16, LOC Bank of America NA, VRDN (a)	2,710,000	2,710,000
Texas - 1.2%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.57% 8/1/16, VRDN (a)	3,000,000	3,000,000
Series 2009 C, 0.57% 8/1/16, VRDN (a)	2,000,000	2,000,000
Series 2010 B, 0.57% 8/1/16, VRDN (a)	700,000	700,000
Series 2010 C, 0.57% 8/1/16, VRDN (a)	2,015,000	2,015,000
Series 2010 D, 0.57% 8/1/16, VRDN (a)	800,000	800,000
		8,515,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $362,964,990)		362,964,990

Tender Option Bond - 18.1%
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.62% 8/5/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	245,000	245,000
New York - 17.4%
Dutchess County Local Dev. Corp. Participating VRDN Series XF 23 43, 0.54% 8/5/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,200,000	2,200,000
JPMorgan Chase Participating VRDN Series Putters 4410, 0.39% 8/1/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,675,000	6,675,000
New York City Gen. Oblig. Participating VRDN:
Series MS 3361, 0.47% 8/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000,000	5,000,000
Series Putters 3118, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,185,000	5,185,000
Series ROC II R 14045, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(c)	3,000,000	3,000,000
New York City Muni. Wtr. Fin. Auth. Participating VRDN:
Series XM 02 86, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,875,000	1,875,000
Series XM 03 56, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000,000	5,000,000
Series ZF 23 15, 0.47% 8/5/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,965,000	1,965,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 15 XF0129, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,700,000	1,700,000
Series Floaters 3129, 0.47% 8/5/16 (Liquidity Facility Cr. Suisse AG) (a)(c)	2,900,000	2,900,000
Series MS 00 3387, 0.47% 8/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,500,000	2,500,000
Series MS 3373, 0.47% 8/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,000,000	1,000,000
Series Putters 15 XM0002, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,505,000	3,505,000
Series ROC II R 11916, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(c)	2,035,000	2,035,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN Series MS 3414, 0.47% 8/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000,000	4,000,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series 15 XM0086, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,500,000	1,500,000
Series 16 XF2215, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(c)	1,100,000	1,100,000
Series 2014 XM0029, 0.47% 8/5/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,900,000	3,900,000
Series BC 11 7B, 0.47% 8/5/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000,000	1,000,000
Series MS 15 XM0104, 0.47% 8/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	500,000	500,000
Series MS 3360, 0.47% 8/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,130,000	3,130,000
Series MS 3393, 0.47% 8/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,890,000	2,890,000
Series Putters 3857, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500,000	2,500,000
Series Putters 3868, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750,000	3,750,000
Series Putters 4043, 0.47% 8/1/16 (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	3,570,000	3,570,000
Participating VRDN Series XG 01 02, 0.46% 8/5/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	1,500,000	1,500,000
New York City Trust Cultural Resources Rev. Participating VRDN Series ROC II R 11927, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(c)	1,400,000	1,400,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 15 XF1030, 0.5% 8/5/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,200,000	2,200,000
Series 16 ZF0423, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	210,000	210,000
Series 2014 XF 0012, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000,000	5,000,000
New York Dorm. Auth. Revs.:
Bonds Series WF 113C, 0.64%, tender 9/1/16 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	1,700,000	1,700,000
Participating VRDN:
Series 16 ZF0421, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,200,000	1,200,000
Series Putters 1955, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,825,000	1,825,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series 16 XM0215, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,455,000	4,455,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series 15 XF0086, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,370,000	4,370,000
New York Sales Tax Asset Receivables Corp. Participating VRDN:
Series 15 XF0133, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,280,000	5,280,000
Series 15 XF0139, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,340,000	3,340,000
Series 16 ZM0174, 0.47% 8/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	600,000	600,000
Port Auth. of New York & New Jersey Participating VRDN Series 16 XG 0004, 0.49% 8/5/16 (Liquidity Facility Bank of America NA)(a)(c)	700,000	700,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series 16 XF0405, 0.47% 8/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,605,000	5,605,000
Series MS 3083, 0.47% 8/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,975,000	6,975,000
Util. Debt Securitization Auth. Participating VRDN Series XF 04 90, 0.48% 8/5/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,100,000	1,100,000
		119,840,000
New York And New Jersey - 0.5%
Port Auth. of New York & New Jersey Participating VRDN:
Series 15 XF2163, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(c)	2,440,000	2,440,000
Series ROC II R 14077, 0.46% 8/5/16 (Liquidity Facility Citibank NA) (a)(c)	1,085,000	1,085,000
		3,525,000
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.52% 8/5/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	600,000	600,000
TOTAL TENDER OPTION BOND
(Cost $124,210,000)		124,210,000

Other Municipal Security - 26.0%
Georgia - 0.1%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A2, 0.54%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada) (a)	800,000	800,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 0.85% tender 9/8/16, CP mode	300,000	300,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
Series 1992, 0.85% tender 8/18/16, CP mode	800,000	800,000
Series 1993 A, 0.85% tender 8/22/16, CP mode	200,000	200,000
Series 93B, 0.9% tender 9/7/16, CP mode	500,000	500,000
		1,500,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series B, 0.85% tender 8/19/16, CP mode	600,000	600,000
New York - 24.5%
Amherst Gen. Oblig. BAN Series 2015, 2% 11/10/16	2,700,000	2,711,191
Beacon BAN Series 2016 A, 2% 5/26/17	800,000	808,034
Bedford Central School District BAN Series 2016:
2% 7/14/17	4,400,000	4,452,706
2% 7/14/17	1,685,318	1,703,904
Burnt Hills Ballston Lake NY BAN Series 2016, 2% 6/23/17	3,525,167	3,562,005
Clarence Central School District BAN Series 2016, 2% 7/13/17	2,000,000	2,023,707
Clarkstown Central School District TAN Series 2016, 1% 10/20/16	1,400,000	1,401,538
East Greenbush Central School District BAN 2% 2/10/17	1,600,000	1,612,081
Grand Island Central School District BAN Series 2015, 2% 12/2/16	5,800,000	5,827,281
Hampton Bays Union Free School District:
BAN Series 2016, 2% 6/22/17	1,900,000	1,919,797
TAN Series 2016, 2% 6/20/17	1,300,000	1,313,224
Islip Gen. Oblig. BAN Series 2015, 1.5% 10/21/16	1,100,000	1,102,251
Kenmore-Tonawanda Union Free School District BAN Series 2016, 2% 6/15/17	3,376,845	3,410,316
Kingston NY City School District BAN Series 2016 A, 2% 6/15/17	1,700,000	1,717,477
Lancaster Central School District BAN Series 2016 A, 2% 6/15/17	2,575,970	2,602,452
Liverpool Central School District Gen. Oblig. BAN:
Series 2016 A, 2% 6/29/17	700,000	707,068
2% 9/30/16	500,000	501,174
Middle Country Century School District BAN Series 2015, 1.5% 8/26/16	1,700,000	1,701,082
Middletown City School District BAN Series 2016 A, 2% 6/22/17	2,000,000	2,022,250
Mount Sinai Union Free School District TAN Series 2016, 1.5% 6/29/17 (d)	1,200,000	1,208,160
New Rochelle BAN Series 2016 A, 2% 3/3/17	1,400,000	1,411,582
New York City Gen. Oblig. Bonds:
Series 2009 F, 5% 8/1/16	1,425,000	1,425,000
Series 2011, 5% 3/1/17	2,160,000	2,215,358
Series 2012 F, 5% 8/1/16	1,825,000	1,825,000
Series 2013 E, 5% 8/1/16	1,000,000	1,000,000
Series 2013 J, 5% 8/1/16	600,000	600,000
Series 2014, 4% 8/1/16	1,000,000	1,000,000
Series 2015 C, 2% 8/1/16	1,300,000	1,300,000
5% 8/1/16	800,000	800,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 1:
0.48% 8/3/16, CP	5,400,000	5,400,000
0.48% 8/4/16, CP	7,200,000	7,200,000
New York City Trust For Cultural Bonds:
Series 2014 B1, 0.52%, tender 8/29/16 (a)	6,700,000	6,700,000
Series 2014 B2, 0.52%, tender 12/9/16 (a)	1,900,000	1,900,000
New York Dorm. Auth. Personal Income Tax Rev. Bonds:
Series 2010 A, 5% 2/15/17	1,000,000	1,023,792
5% 12/15/16 (Pre-Refunded to 12/15/16 @ 100)	1,000,000	1,016,389
New York Dorm. Auth. Revs.:
0.46% 9/1/16, CP	2,800,000	2,800,000
0.47% 9/15/16, CP	2,500,000	2,500,000
0.47% 9/20/16, CP	700,000	700,000
New York Dorm. Auth. Sales Tax Rev. Bonds Series 2015 A, 5% 3/15/17	800,000	821,972
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2012, 5% 11/1/16	200,000	202,166
New York Pwr. Auth.:
Series 1:
0.45% 8/17/16, CP	5,995,000	5,995,000
0.45% 8/18/16, CP	4,800,000	4,800,000
0.47% 8/18/16, CP	1,400,000	1,400,000
0.55% 11/15/16, CP	2,800,000	2,800,000
Series 2:
0.44% 8/4/16, CP	2,100,000	2,100,000
0.48% 8/4/16, CP	7,200,000	7,200,000
0.49% 9/8/16, CP	800,000	800,000
0.54% 4/3/17, CP	700,000	700,000
New York Urban Dev. Corp. Rev. Bonds Series 2010 A, 5% 1/1/17	1,300,000	1,323,846
North Hempstead Gen. Oblig. BAN:
Series 2015 C, 2% 9/30/16	1,800,000	1,804,790
Series 2015 D, 2% 9/30/16	1,818,531	1,823,251
2.25% 4/4/17	2,200,000	2,220,875
Nyack NY Union Free School District BAN Series 2016, 2% 6/23/17	2,300,000	2,324,035
Orchard Park Cent School District BAN Series 2016, 2.25% 4/7/17	2,200,000	2,220,531
Pittsford Central School District BAN 2% 2/10/17	2,000,000	2,014,880
Port Washington Union Free School District:
BAN Series 2016, 2% 8/9/17 (d)	1,900,000	1,923,750
TAN Series 2016, 1.5% 6/22/17 (d)	2,400,000	2,416,800
Rochester Gen. Oblig.:
BAN:
Series 2016 II, 2% 8/4/17 (d)	4,000,000	4,052,440
Series 2016 III, 1.25% 3/1/17 (d)	2,400,000	2,408,712
2% 3/14/17	4,340,000	4,375,759
Bonds Series 2015 I, 4% 8/1/16	1,000,000	1,000,000
Rotterdam-Mohonasen Central School District BAN Series 2016, 2% 3/17/17	4,500,000	4,535,907
Tonawanda Town BAN 2% 9/1/16	1,300,000	1,301,720
Triborough Bridge & Tunnel Auth. Revs. Bonds Series 2011 A, 3% 1/1/17	1,300,000	1,313,156
Victor Central School District BAN Series 2015 B, 2% 9/23/16	300,000	300,608
Webster Central School District BAN Series 2016, 2% 6/30/17	1,400,000	1,414,433
West Babylon Union Free School District BAN 2% 8/5/16	600,000	600,095
West Genesee Cent School District BAN Series 2016 B, 1% 10/24/16	3,371,532	3,375,298
West Islip Union Free School District:
BAN Series 2016, 2% 7/26/17	900,000	910,003
TAN Series 2016, 2% 6/23/17	3,600,000	3,639,521
West Seneca BAN Series 2016, 2% 7/27/17	4,600,000	4,659,480
White Plains NY City School District BAN Series 2016 A, 1.5% 9/15/16	5,800,000	5,807,107
Whitesboro Central School District BAN Series 2016, 2% 6/30/17	1,000,000	1,009,671
		168,720,625
New York And New Jersey - 1.0%
Port Auth. of New York & New Jersey Series B:
0.47% 9/20/16, CP	1,400,000	1,400,000
0.47% 10/12/16, CP	1,800,000	1,800,000
0.48% 9/13/16, CP	3,887,500	3,887,500
		7,087,500
TOTAL OTHER MUNICIPAL SECURITY
(Cost $179,008,125)		179,008,125
	Shares	Value

Investment Company - 5.0%
Fidelity Tax-Free Cash Central Fund, 0.42% (e)(f)
(Cost $34,662,999)	34,662,999	34,662,999
TOTAL INVESTMENT PORTFOLIO - 101.8%
(Cost $700,846,114)		700,846,114
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(12,446,650)
NET ASSETS - 100%		$688,399,464

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,000,000 or 1.2% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
New York Dorm. Auth. Revs. Bonds Series WF 113C, 0.64%, tender 9/1/16 (Liquidity Facility Wells Fargo Bank NA)	12/3/15	$1,700,000
Port Auth. of New York & New Jersey Series 1997 1, 0.49% 8/29/16, VRDN	10/14/14 - 11/16/15	$2,500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.49% 8/29/16, VRDN	1/3/13 - 9/12/14	$3,800,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$29,571
Total	$29,571

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $666,183,114)	$666,183,114
Fidelity Central Funds (cost $34,663,000)	34,663,000
Total Investments (cost $700,846,114)		$700,846,114
Receivable for fund shares sold		148,246
Dividends receivable		432
Interest receivable		1,057,731
Distributions receivable from Fidelity Central Funds		11,128
Receivable from investment adviser for expense reductions		16,686
Other receivables		288
Total assets		702,080,625
Liabilities
Payable to custodian bank	$67,012
Payable for investments purchased
Regular delivery	1,000,000
Delayed delivery	12,009,862
Payable for fund shares redeemed	431,796
Distributions payable	19,414
Accrued management fee	113,697
Distribution and service plan fees payable	27
Other affiliated payables	39,353
Total liabilities		13,681,161
Net Assets		$688,399,464
Net Assets consist of:
Paid in capital		$688,404,028
Undistributed net investment income		500
Accumulated undistributed net realized gain (loss) on investments		(5,064)
Net Assets		$688,399,464
New York AMT Tax-Free Money Market Fund:
Net Asset Value, offering price and redemption price per share ($251,662,965 ÷ 251,301,932 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($436,605,984 ÷ 436,128,963 shares)		$1.00
Service Class:
Net Asset Value, offering price and redemption price per share ($130,515 ÷ 130,366 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2016 (Unaudited)
Investment Income
Interest		$1,155,700
Income from Fidelity Central Funds		29,571
Total income		1,185,271
Expenses
Management fee	$714,485
Transfer agent fees	244,494
Distribution and service plan fees	175
Independent trustees' fees and expenses	1,703
Total expenses before reductions	960,857
Expense reductions	(251,796)	709,061
Net investment income (loss)		476,210
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,054)
Total net realized gain (loss)		(5,054)
Net increase in net assets resulting from operations		$471,156

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2016 (Unaudited)	Year ended January 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$476,210	$84,654
Net realized gain (loss)	(5,054)	113,347
Net increase in net assets resulting from operations	471,156	198,001
Distributions to shareholders from net investment income	(475,710)	(84,664)
Distributions to shareholders from net realized gain	–	(246,620)
Total distributions	(475,710)	(331,284)
Share transactions - net increase (decrease)	(71,777,077)	(117,774,092)
Total increase (decrease) in net assets	(71,781,631)	(117,907,375)
Net Assets
Beginning of period	760,181,095	878,088,470
End of period	$688,399,464	$760,181,095
Other Information
Undistributed net investment income end of period	$500	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New York AMT Tax-Free Money Market Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–	–A	–A	–A	–A	–A
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.05%	.04%	.06%	.02%	.02%	.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.30%F	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.24%F	.07%	.08%	.13%	.20%	.20%
Expenses net of all reductions	.24%F	.07%	.08%	.13%	.20%	.20%
Net investment income (loss)	.09%F	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$251,663	$271,869	$317,821	$351,728	$384,955	$461,901

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New York AMT Tax-Free Money Market Fund Institutional Class

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–	–A	–A	–A	–A	–A
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.08%	.04%	.06%	.02%	.02%	.04%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%F	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.17%F	.07%	.08%	.13%	.19%	.18%
Expenses net of all reductions	.17%F	.07%	.08%	.13%	.19%	.18%
Net investment income (loss)	.16%F	.01%	.01%	.01%	.01%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$436,606	$488,166	$559,878	$594,796	$691,245	$870,920

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New York AMT Tax-Free Money Market Fund Service Class

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–	–A	–A	–A	–A	–A
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.04%	.06%	.02%	.02%	.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.31%F	.07%	.08%	.13%	.19%	.20%
Expenses net of all reductions	.31%F	.07%	.08%	.13%	.19%	.20%
Net investment income (loss)	.02%F	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$131	$146	$389	$1,394	$1,763	$1,263

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2016

1. Organization.

Fidelity New York AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers New York AMT Tax-Free Money Market Fund, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective January 1, 2016 shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of New York.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax cost	$700,846,114

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for New York AMT Tax-Free Money Market Fund so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$175	$95

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of New York AMT Tax-Free Money Market Fund, pays a transfer agent fee equal to an annual rate of .05% of class-level average net assets. New York AMT Tax-Free Money Market Fund pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Amount
New York AMT Tax-Free Money Market Fund	$130,883
Institutional Class	113,576
Service Class	35
$244,494

During the period, the investment adviser or its affiliates waived a portion of these fees.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $116,170 and $37, respectively.

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

New York AMT Tax-Free Money Market Fund	$74,503
Institutional Class	60,246
Service Class	95

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $667, and each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
New York AMT Tax-Free Money Market Fund	$78

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2016	Year ended January 31, 2016
From net investment income
New York AMT Tax-Free Money Market Fund	$116,366	$30,299
Institutional Class	359,335	54,345
Service Class	9	20
Total	$475,710	$84,664
From net realized gain
New York AMT Tax-Free Money Market Fund	$–	$89,447
Institutional Class	–	157,125
Service Class	–	48
Total	$–	$246,620

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Six months ended July 31, 2016	Year ended January 31, 2016
New York AMT Tax-Free Money Market Fund
Shares sold	25,637,771	66,453,091
Reinvestment of distributions	109,358	105,081
Shares redeemed	(45,945,477)	(112,453,642)
Net increase (decrease)	(20,198,348)	(45,895,470)
Institutional Class
Shares sold	60,621,798	55,087,577
Reinvestment of distributions	284,275	170,143
Shares redeemed	(112,469,470)	(126,892,999)
Net increase (decrease)	(51,563,397)	(71,635,279)
Service Class
Shares sold	82,757	653,659
Reinvestment of distributions	8	68
Shares redeemed	(98,097)	(897,070)
Net increase (decrease)	(15,332)	(243,343)

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2016 to July 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During Period-B February 1, 2016 to July 31, 2016
New York AMT Tax-Free Money Market Fund	.24%
Actual		$1,000.00	$1,000.50	$1.19
Hypothetical-C		$1,000.00	$1,023.67	$1.21
Institutional Class	.17%
Actual		$1,000.00	$1,000.80	$.85
Hypothetical-C		$1,000.00	$1,024.02	$.86
Service Class	.31%
Actual		$1,000.00	$1,000.10	$1.54
Hypothetical-C		$1,000.00	$1,023.32	$1.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on February 12, 2016. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	2,021,662,877.81	93.615
Withheld	137,888,102.24	6.385
TOTAL	2,159,550,980.05	100.000
John Engler
Affirmative	2,027,934,398.73	93.906
Withheld	131,616,581.32	6.094
TOTAL	2,159,550,980.05	100.000
Albert R. Gamper, Jr.
Affirmative	2,024,295,603.85	93.737
Withheld	135,255,376.20	6.263
TOTAL	2,159,550,980.05	100.000
Robert F. Gartland
Affirmative	2,028,178,878.33	93.917
Withheld	131,372,101.72	6.083
TOTAL	2,159,550,980.05	100.000
Abigail P. Johnson
Affirmative	2,025,187,275.80	93.779
Withheld	134,363,704.25	6.221
TOTAL	2,159,550,980.05	100.000
Arthur E. Johnson
Affirmative	2,023,884,564.15	93.718
Withheld	135,666,415.90	6.282
TOTAL	2,159,550,980.05	100.000
Michael E. Kenneally
Affirmative	2,022,752,237.61	93.666
Withheld	136,798,742.44	6.334
TOTAL	2,159,550,980.05	100.000
James H. Keyes
Affirmative	2,022,607,431.34	93.659
Withheld	136,943,548.71	6.341
TOTAL	2,159,550,980.05	100.000
Marie L. Knowles
Affirmative	2,025,200,563.18	93.779
Withheld	134,350,416.87	6.221
TOTAL	2,159,550,980.05	100.000
Geoffrey A. von Kuhn
Affirmative	2,024,269,840.48	93.736
Withheld	135,281,139.57	6.264
TOTAL	2,159,550,980.05	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

NYS-SANN-0916
1.536272.119

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 29, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 29, 2016